Document and Entity Information	Aug. 24, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001837014
Current Fiscal Year End Date	--12-31
Document Type	8-K/A
Document Period End Date	Aug. 24, 2021
Entity Registrant Name	SmartRent, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39991
Entity Tax Identification Number	85-4218526
Entity Address, Address Line One	18835 N Thompson Peak
Entity Address, Address Line Two	Parkway
Entity Address, Address Line Three	Suite 300
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85255
City Area Code	(844)
Local Phone Number	479-1555
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	SMRT
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Form 8-K/A”) is an amendment to the Current Report on Form 8-K of SmartRent, Inc. (the “Company”), filed on August 30, 2021 (the “Original Form 8-K”). Following the initial filing of the Original Form 8-K, the registrant discovered certain scrivener’s errors in the Beneficial Ownership Table included in Item 2.01. The registrant is filing this Form 8-K/A to correct the scrivener’s errors. No other changes to the Original Form 8-K have been made.